SELLING AND MARKETING EXPENSES	12 Months Ended
Dec. 31, 2024
Selling And Marketing Expenses
SELLING AND MARKETING EXPENSES

NOTE 20 – SELLING AND MARKETING EXPENSES:

	Year Ended	Year Ended	Year Ended
	December 31, 2024	December 31, 2023	December 31, 2022
Marketing expenses	507	433	461
Salaries and related expenses	398	176	-
Share based compensation	76	28	108
Travel expenses	8	24	-
Other	3	-	-
Total	992	661	569